SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”).

(b) Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from, long-term investment subsidiary, and registered paid in capital have been eliminated upon consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to inventory valuation, allowance for expected credit losses and fair value of financial instruments. Actual results could vary from the estimates and assumptions that were used.

(d) Risks and uncertainties

The main operations of the Company are located in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

(e) Foreign currency translation and transaction and convenience translation

The accompanying consolidated financial statements are presented in the Singaporean dollar (“SGD”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiary, JEC International, are the US$. JCS-Echigo, Hygieia, and Evoluxe use the Singaporean dollar as their functional currencies.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of income and comprehensive income as other income (other expenses).

The value of foreign currencies, including the US Dollar, may fluctuate against the Singaporean Dollar. Any significant variations of the aforementioned currencies relative to the Singaporean Dollar may materially affect the Company’s financial condition in terms of reporting in SGD. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2024	2025
SGD to US$ Year End	0.7320	0.7777
SGD to US$ Average Rate	0.7483	0.7654

Translations of the consolidated balance sheets, consolidated statements of comprehensive loss, and consolidated statements of cash flows from SGD into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$ 0.7777 = SGD 1, as set forth in the statistical release of the Federal Reserve System on December 31, 2025.

(f) Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents, accounts receivable, other current assets, financial instruments, bank loans, leases, accounts payable, and accruals are financial assets and liabilities. Cash and cash equivalents, accounts receivable, prepaid expenses and other currents, accounts payable, and accruals, warranty liabilities, and contract liabilities are subject to fair value measurement; however, because of their being short term in nature management believes their carrying values approximate their fair value.

Financial instruments are fair value financial assets that are marked to fair value and are accounted for as Level 3 under the above hierarchy (See Note 5).

Derivative financial instruments, including interest rate swaps and foreign exchange option contracts, are measured at fair value on a recurring basis and are classified within Level 2 of the fair value hierarchy. The Company determines the fair values of derivative financial instruments primarily by reference to mark-to-market (“MTM”) valuations provided by bank counterparties using observable market inputs (See Note 19).

The Company accounts for bank loans and leases at amortized cost and has elected not to account for them under the fair value hierarchy.

(g) Related parties

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and the Company’s demand deposits placed with financial institutions that have original maturities of less than three months and are unrestricted as to withdrawal and use.

(i) Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for expected credit loss on such receivables. The allowance for expected credit loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations, and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

(j) Prepaid expenses and other current asset, net

Prepaid expenses and other current asset, net mainly represents advances made to suppliers, prepaid of operating expenses, loan receivables from a third party with interest at 5% per annum and staff loans, which are interest free and repayable by September 30, 2027 and October 31, 2030. The loan receivables from a third party was subsequently fully repaid in 2026.

(k) Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out principle and includes expenditures incurred in acquiring the inventories, production or conversion costs, and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity.

(l) Property, plant, and equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives

Land use right	Over the lease term
Leasehold building	30 years
Leasehold improvements	5 years
Plant and machinery	5 to 10 years
Equipment, furniture, and fittings	1-5 years
Motor vehicles	10 years

Expenditures for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas expenditures for major renewals and betterment that substantially extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales, and disposals of assets are recorded by removing the costs, accumulated depreciation, and impairment with any resulting gain or loss recognized in the consolidated statements of income.

(m) Asset held for sale

The Company classifies long-lived assets as held for sale in the period in which the following six criteria are met, (i) management, having the authority to approve the action, commits to a plan to sell the property; (ii) the property is available for immediate sale in its present condition, subject only to terms that are usual and customary; (iii) an active program to locate a buyer and other actions required to complete the plan to sell have been initiated; (iv) the sale of the property is probable and is expected to be completed within one year; (v) the property is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn, in accordance with Accounting Standard Codification (“ASC”) 360, Property, Plant and Equipment. The Company ceases depreciation and amortization on long-lived assets (or disposal groups) classified as held for sale and measures them at the lower of carrying value or estimated fair value less cost to sell.

(n) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of December 31, 2024 and 2025.

(o) Contract liabilities

A contract liability is recognized when the customer pays non-refundable consideration before the Company recognizes the related revenue. A contract liability would also be recognized if the Company has an unconditional right to receive nonrefundable consideration before the Company recognizes the related revenue. In such cases, a corresponding receivable would also be recognized.

(p) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings, and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(q) Treasury shares

Share repurchases are accounted for under ASC 505-30, which requires them be recorded and shown separately as a reduction to shareholders’ equity.

(r) Revenue recognition

The Company currently generates its revenue from the following main sources:

Revenue from goods sold and services provided

Revenue from sales of goods and services in the ordinary course of business is recognized when the Company satisfies a performance obligation (‘‘PO’’) by transferring control of a promised good or service to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied PO.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the PO.

Provision for centralized dishware washing and general cleaning services

The Company delivers centralized dishware washing and general cleaning service daily over the course of a month to its customers, and charges the customers on a monthly basis with payment terms of 7 to 45 days. The Company recognizes revenue over time as the customer simultaneously receives and consumes the benefits provided by the Company during the contract period with fixed monthly charge.

Sales of cleaning systems and other equipment

For the sales of sterilization and cleaning systems, related cleaning equipment, equipment parts, and components, the Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligation that the Company must fulfil in order to recognize revenue. The key performance obligation is the delivery of the finished product to the customer at its location at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. The Company also bundles the delivery of the products and installation/commission services to its customers in a single contract such that they are not distinct within the context of the contract, in which case the performance obligation is satisfied at a point in time upon completion of the installation services and acceptance by the customer. The Company includes a warranty on its products for one year from the point of delivery and acceptance. The warranty is antecedent to the performance obligation set forth above; however, management develops an estimate of future warranty costs and accrues that amount to cost of sales in the period that revenue is recognized to the Company’s consolidated statements of income and the corresponding amount is added to warrant liabilities on the Company’s consolidated balance sheets. Details on the changes in warranty liabilities can be found in Note 11 below. Typical payment terms set forth in the purchase order range from 30 to 90 days from the date of delivery. The amount of revenue recognized from contract liabilities to the Company’s results of operations can be found in Note 12 below.

Leasing of dishware washing machines

In accordance with ASC 842, “Lease Topics,” the Company accounts for the rental of dishware washing machines as direct finance leases where lease income from the perspective of lessor is recognized to the Company’s statement of income on a straight-line basis over the term of the lease once management has determined that the lease payments are reasonably expected to be collected. The performance obligation under these leasing arrangements is to deliver the unit to the customer at its location and ensure that the equipment is ready for use, and to ensure that the equipment is available for use over the life of the lease contract.

(s) Cost of revenue

Cost of revenue mainly consists of raw material costs, labor costs, sub-contracting costs, and production overhead.

(t) Selling and marketing expenses

Selling expenses mainly consists of promotion and marketing expenses and transportation expenses. The Company does not carry any capitalized contract acquisition costs that would be amortized to its results of operations over time, and potential expenses related to customer and contract acquisition costs, if any, are accounted for as periodic costs.

(u) General and administrative expenses

General and administrative expenses mainly consist of staff cost including stock-based compensation, depreciation or amortization, office supplies and upkeep expenses, travel and entertainment, legal and professional fees, property and related expenses, and other miscellaneous administrative expenses.

(v) Other income and other expenses

Other income mainly consists of bank interest income, government capability development grants, and net exchange gain.

Other expenses mainly consist of allowance for expected credit losses, gifts and donations, low value assets expense off, and plant and equipment written-off, commission paid relating to the sale of leasehold property, research and development expenses incurred for technical exploration and feasibility assessment and net exchange loss.

(w) Operating leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and do not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

(x) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest, or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2023, 2024 and 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(y) Dividends

Dividends are recognized when declared by the Board of Directors. No dividends were declared during the year ended December 31, 2025. A dividend of SGD643 thousand (US$471 thousand) was declared during the year ended December 31, 2024 and the dividend was fully paid during the year ended December 31, 2024. No dividends were declared for the year ended December 31, 2023. Subsequent to December 31, 2025, on January 2, 2026, the Company declared a cash dividend of approximately US$2.3 million (US$0.44 per share), which was fully paid in February 2026. The Company will plan and declare dividends depending on the available funds and earnings of the Company.

(z) Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

(aa) Segment reporting

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. ASU 2023-07 became effective starting January 1, 2024, and was applied on a retrospective basis to all periods presented. The Company has adopted this standard for the fiscal year 2024 annual financial statements and interim financial statements thereafter. See Note 16 for details.

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographic areas, business segments, and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only two reportable segments: 1) sale of cleaning systems and other equipment, and 2) provision of centralized dishware washing and general cleaning services. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in Singapore, no geographic segments are presented.

(ab) Recent accounting pronouncements

The Company maintains a proactive approach in evaluating the impact of new accounting pronouncements on its financial reporting. Upon identifying potential effects on its financial statements, the Company conducts a thorough analysis to assess the necessary adjustments to its Consolidated Financial Statements. Furthermore, the Company conducts a comprehensive review to understand the implications of the changes and ensures the implementation of appropriate controls to safeguard the accuracy and integrity of its Consolidated Financial Statements.

New and amended standards adopted by the Company:

Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company adopted ASU 2023-09 for the year beginning on January 1, 2025 on a prospective basis, and has included the new tax disclosure requirements within our Form 20-F. Refer to (See Note 17).

New and amended standards not yet adopted by the Company:

Accounting Standards Update 2024-03, Comprehensive income (Topic 220): Disaggregation of Income Statement expenses

In November, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s audited consolidated balance sheets, statements of income and comprehensive income, and statements of cash flows.